VANECK ENVIRONMENTAL SERVICES ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 100.0%
Australia : 1.1%
Cleanaway Waste
Management Ltd. † 663,369 $ 1,080,704
Underline
Canada : 3.8%
GFL Environmental, Inc.
(USD) † 105,578 3,884,215
Underline
France : 5.9%
Veolia Environnement SA 143,029 5,963,847
Underline
Japan : 11.9%
Daiei Kankyo Co. Ltd. 23,500 549,633
Kurita Water Industries Ltd. 50,500 2,882,603
NGK Insulators Ltd. 116,300 5,483,482
Nomura Micro Science Co.
Ltd. 19,100 588,483
Organo Corp. † 15,700 1,606,140
Takuma Co. Ltd. 40,700 912,658
12,022,999
Netherlands : 1.5%
Arcadis NV † 38,789 1,491,807
Underline
United Kingdom : 1.4%
Drax Group PLC 142,179 1,432,286
Underline
United States : 74.4%
Advanced Drainage Systems,
Inc. 33,225 5,214,996
Casella Waste Systems,
Inc. * † 23,466 2,275,498
CECO Environmental Corp. * 35,298 3,202,941
Number
of Shares Value
United States (continued)
Clean Harbors, Inc. * 14,906 $ 4,453,168
Core & Main, Inc. * 83,009 4,005,184
Darling Ingredients, Inc. * 73,001 3,987,315
Donaldson Co., Inc. † 51,491 4,622,347
Ecolab, Inc. 29,764 8,292,548
Enviri Corp. * 9,512 208,788
Federal Signal Corp. 27,652 3,553,005
Republic Services, Inc. 29,234 6,229,181
Tetra Tech, Inc. † 128,620 3,715,832
Veralto Corp. 57,863 5,131,291
Waste Connections, Inc. 42,086 7,015,315
Waste Management, Inc. 34,105 7,601,322
Xylem, Inc. 49,087 5,802,574
75,311,305
Total Common Stocks
(Cost: $88,842,401) 101,187,163
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
4.0%
Money Market Fund: 4.0%
(Cost: $4,052,854)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 3.65%(a) 4,052,854 4,052,854
Total Investments: 104.0%
(Cost: $92,895,255) 105,240,017
Liabilities in excess of other assets: (4.0)% (4,016,645)
NET ASSETS: 100.0% $ 101,223,372
Definitions:
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $9,750,320.
* Non-income producing
(a) The rate shown is the 7-day yield as of 06/30/26.
The summary of inputs used to value the Fund's investments as of June 30, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks $ 101,187,163
Australia $ — $ 1,080,704 $ — $ 1,080,704
Canada 3,884,215 — — 3,884,215
France — 5,963,847 — 5,963,847
Japan — 12,022,999 — 12,022,999
Netherlands — 1,491,807 — 1,491,807
United Kingdom 1,432,286 — — 1,432,286
United States 75,311,305 — — 75,311,305
Money Market Fund 4,052,854 — — 4,052,854
Total Investments $ 84,680,660 $ 20,559,357 $ — $ 105,240,017